Significant Accounting Policies (Details 2)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Total revenues [Member]
Concentration risk, Percentage	10.00%	10.00%
Total revenues [Member] | Customer A [Member]
Concentration risk, Percentage	20.23%	17.07%
Total revenues [Member] | Customer B [Member]
Concentration risk, Percentage	15.00%	15.80%
Accounts receivable [Member] | Customer A [Member]
Concentration risk, Percentage	5.44%	9.28%
Accounts receivable [Member] | Customer B [Member]
Concentration risk, Percentage	8.94%	9.81%